UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23786

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StepStone Private Venture and Growth Fund
(Exact name of registrant as specified in charter)

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128 S Tryon St., Suite 1600
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Robert W. Long
Chief Executive Officer
StepStone Group Private Wealth LLC
128 S Tryon St., Suite 1600
Charlotte, NC 28202
(Name and address of agent for service)

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Registrant’s telephone number, including area code: (704) 215-4300

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

ITEM 1.    REPORTS TO STOCKHOLDERS.

(a)      The Report to Shareholders is attached herewith.

StepStone Private Venture and Growth Fund

Consolidated Financial Statements

For the Six Months Ended September 30, 2023
(Unaudited)

Semi-Annual Report

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund or your financial intermediary. You may elect to receive all future reports, including your shareholder reports, in paper free of charge by contacting the Fund at 704-215-4300. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all StepStone Funds.

StepStone Private Venture and Growth Fund
Table of Contents For the Six Months Ended September 30, 2023 (Unaudited)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (704) 215-4300; or through the Fund’s website at https://www.stepstonepw.com/spring-documents; or both; and (ii) on the Commission’s website at http://www.sec.gov.

StepStone Private Venture and Growth Fund
Consolidated Schedule of Investments September 30, 2023 (Unaudited)
Investments	Asset Class	Acquistion Date	Fair Value
Primary Direct Investments — 9.9%[1,2,3,4]
North America — 5.4%
Overhaul Group, Inc.*,5
(830,940 preferred shares)	Venture Capital	2/1/2023	$10,416,248
RPIII FB Co-Invest LLC*,5,6	Growth Equity	3/2/2023	4,000,000
Standvast Holdings, LLC*,5
(653,758 preferred shares)	Venture Capital	7/14/2023	666,833
Total North America Investments			15,083,081

Rest of World — 4.5%
KiranaKart Pte. Ltd.*,5
(37,305 preferred shares)	Venture Capital	8/24/2023	11,099,998
Lyka Wellness Pty Ltd*,5,7
(18,260 preferred shares)	Venture Capital	4/25/2023	1,346,117
Total Rest of World Investments			12,446,115
Total Primary Direct Investments (Cost $27,594,424)			27,529,196

Secondary Investments — 55.6%[1,2,3,4]
North America — 55.6%
AH Parallel Fund IV-Q, L.P.*,8	Venture Capital	7/1/2023	276,179
Andreessen Horowitz Fund IV-Q, L.P.*,8	Venture Capital	7/1/2023	651,989
Backend Capital, a series of Backend Capital, LP*	Venture Capital	8/29/2023	1,302,401
Betaworks Ventures 1.0, LP*,9	Venture Capital	1/24/2023	29,882,889
Betaworks Ventures 2.0, LP*,9	Venture Capital	1/24/2023	2,822,236
Betaworks Ventures 3.0, LP*,9	Venture Capital	1/24/2023	—
BuildOps, Inc.*,5
(222,285 preferred shares)	Venture Capital	9/27/2023	229,865
Charles River Partnership XIV, LP*,7	Venture Capital	6/30/2023	131,007
Charles River Partnership XV, LP*,7,9	Venture Capital	6/30/2023	1,185,149
Charles River Partnership XVI, LP*,7,9	Venture Capital	6/30/2023	6,121,389
Columbia Capital Equity Partners VI (QP), L.P.*,8	Venture Capital	6/30/2023	337,571
Columbia Capital Equity Partners VII (QP), L.P.*,8,9	Growth Equity	8/4/2023	231,560
Contentful Global, Inc.*,5
(74,057 preferred shares)	Venture Capital	6/13/2023	970,147
Conversion Capital Fund II, LP*,9	Venture Capital	9/30/2023	74,076
Craft Ventures Affiliates II, L.P.*	Venture Capital	6/30/2023	426,432
Craft Ventures Growth I, L.P.*,9	Venture Capital	6/30/2023	185,099
Craft Ventures III, L.P.*,9	Venture Capital	6/30/2023	190,489
Elephant Partners 2023 SPV-A, L.P.*	Venture Capital	5/19/2023	2,759,734
Felicis Ventures VI, L.P.*,8,9	Venture Capital	11/4/2022	23,786,848
Felicis Ventures VII, L.P.*,9	Venture Capital	11/4/2022	15,030,244
Fika Ventures, L.P.*	Venture Capital	6/27/2023	2,690,728
Insight Partners Continuation Fund II, L.P.*,9	Growth Equity	3/31/2023	23,014,968
Lightspeed Venture Partners Select II, L.P.*,7,9	Venture Capital	12/30/2022	936,561
Lightspeed Venture Partners Select IV, L.P.*,7,9	Venture Capital	12/30/2022	1,777,218
Lightspeed Venture Partners X, L.P.*,7,9	Venture Capital	12/30/2022	3,296,239
Lightspeed Venture Partners XI, L.P.*,7,9	Venture Capital	12/30/2022	2,683,163
Lightspeed Venture Partners XII, L.P.*,7,9	Venture Capital	12/30/2022	2,537,785

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Venture and Growth Fund
Consolidated Schedule of Investments September 30, 2023 (Unaudited) (Continued)
Investments	Asset Class	Acquistion Date	Fair Value
Secondary Investments (continued)
North America (continued)
Lightspeed Venture Partners XIII, L.P.*,7,9	Venture Capital	12/30/2022	$2,046,771
Lux Ventures IV, L.P.*	Venture Capital	6/30/2023	1,091,779
March Capital Opportunity Fund II, L.P.*	Venture Capital	9/30/2023	71,023
March Capital Partners Fund II, L.P.*	Venture Capital	9/30/2023	57,805
Maroon Investors, L.P.*,5,9	Growth Equity	7/14/2023	9,249,358
Nexus Ventures VI, L.P.*,9	Venture Capital	8/28/2023	184,860
Orkila Growth Fund III, LP*,7,9	Growth Equity	9/29/2023	3,262,784
Orkila Growth Fund IV, LP*,7,9	Growth Equity	9/29/2023	3,383
Outreach Corporation*,5
(225,367 common shares)	Venture Capital	6/14/2023	1,802,939
Primary Select Fund II, L.P.*,9	Venture Capital	4/28/2023	782,565
Teamshares Inc.*,5
(17,142 preferred shares)	Venture Capital	9/27/2023	1,308,392
Thrive Capital Partners VIII Growth-B, LLC*	Growth Equity	3/17/2023	10,880,024
Total North America Investments			154,273,649
Total Secondary Investments (Cost $103,668,775)			154,273,649

Total Investments, excluding Cash Equivalents (Cost $131,263,199)			181,802,845

Cash Equivalents — 11.0%
Fidelity Investments Money Market Government Portfolio — Class I, 5.23%[10,11] (30,673,467 shares)			30,673,467
Total Cash Equivalents (Cost $30,673,467)			30,673,467

Total Investments, including Cash Equivalents — 76.5% (Cost $161,936,666)			212,476,312
Other assets in excess of liabilities — 23.5%			65,232,471
Net Assets — 100.0%			$277,708,783

*      Investment is non-income producing.

1    Geographic region generally reflects the location of the investment manager.

2    Investments do not issue shares except where noted.

3    Private Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2023 was $182,149,817, or 65.5% of net assets. As of September 30, 2023, the aggregate cost of each investment restricted to sale was $10,416,248, $4,000,000, $666,833, $11,099,998, $1,411,345, $184,724, $390,318, $690,272, $6,196,985, $1,811,935, $0, $229,865, $114,646, $781,211, $4,447,125, $253,323, $187,512, $970,147, $45,005, $174,577, $72,412, $81,415, $2,762,710, $16,896,718, $12,505,374, $1,531,367, $18,049,999, $710,487, $1,061,388, $2,480,624, $1,832,417, $1,698,154, $1,422,630, $615,724, $42,628, $34,781, $9,249,358, $90,973, $1,533,123, $3,383, $1,802,939, $515,523, $1,308,392 and $10,888,611, respectively, totaling $131,263,199.

4    Investments do not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.

5    The fair value of the investment was determined using significant unobservable inputs.

6    All or a portion of this security is custodied with SPRING I LLC Series A.

7    All or a portion of this security is custodied with SPRING Cayman II LLC.

8    All or a portion of this security is custodied with SPRING Cayman LLC.

9    Investment has been committed to but has not been fully funded by the Fund.

10    The rate is the annualized seven-day yield at period end.

11    The audited statements of the fund can be found at sec.gov.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Venture and Growth Fund
Consolidated Schedule of Investments September 30, 2023 (Unaudited) (Continued)
Summary of Investments by Strategy (as a percentage of total investments)
Primary Direct Investments	13.0%
Secondary Investments	72.6
Cash Equivalents	14.4
Total Investments	100.0%

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Venture and Growth Fund
Consolidated Statement of Assets and Liabilities September 30, 2023 (Unaudited)
Assets
Investments, at fair value (cost $131,263,199)	$181,802,845
Cash and cash equivalents	98,311,849
Cash held in escrow	13,314,300
Distributions receivable from investments	1,427,587
Due from Adviser	665,863
Interest receivable	396,596
Deferred offering costs	32,481
Prepaid expenses and other assets	38,354
Total Assets	295,989,875

Liabilities
Revolving credit facility	—
Less deferred debt issuance costs	(652,525)
Revolving credit facility less deferred debt issuance costs	(652,525)
Subscriptions received in advance	13,314,300
Incentive fees payable	4,825,877
Management fees payable	285,440
Professional fees payable	190,853
Payable for investments purchased	122,415
Administration fees payable	45,753
Revolving credit facility fees payable	23,446
Other accrued expenses	125,533
Total Liabilities	18,281,092

Commitments and contingencies (see Note 8)

Net Assets	$277,708,783

Composition of Net Assets:
Paid-in capital	$233,858,735
Total distributable earnings	43,850,048
Net Assets	$277,708,783

Class I:
Net Assets	$273,254,192
Outstanding Shares	8,349,165
Net Asset Value Per Share	$32.73

Class D:
Net Assets	$1,861,868
Outstanding Shares	57,153
Net Asset Value Per Share	$32.58

Class S:
Net Assets	$2,560,145
Outstanding Shares	78,591
Net Asset Value Per Share	$32.58

Class T:
Net Assets	$32,578
Outstanding Shares	1,000
Net Asset Value Per Share	$32.58

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Venture and Growth Fund
Consolidated Statement of Operations For the Six Months Ended Semptember 30, 2023 (Unaudited)
Investment Income
Interest income	$2,475,870
Total Investment Income	2,475,870

Expenses
Incentive fees	3,554,012
Management fees	1,744,111
Revolving credit facility fees[1]	333,317
Administration fees	234,570
Professional fees	218,355
Amortization of offering costs	188,185
Trustees’ fees and expenses	80,000
Shareholder servicing fees (Class D)	1,438
Distribution and shareholder servicing fees (Class S)	2,004
Distribution and shareholder servicing fees (Class T)	103
Other operating expenses	214,355
Total Expenses	6,570,450
Adviser expense reimbursement	(360,326)
Management fees voluntarily waived	(510,465)
Net Expenses	5,699,659
Net Investment Income (Loss)	(3,223,789)

Net Realized Gain and Change in Unrealized Appreciation (Depreciation) on Investments
Net realized gain distributions from investments	99,443
Net change in unrealized appreciation (depreciation) on investments	22,916,773
Net Realized Gain and Change in Unrealized Appreciation (Depreciation) on Investments	23,016,216

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,792,427

1    Includes amortization of debt issuance costs, commitment fees and interest expense.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Venture and Growth Fund
Consolidated Statements of Changes in Net Assets
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023*
Change in Net Assets Resulting from Operations
Net investment income (loss)	$(3,223,789)	$(3,576,174)
Net realized gain distributions from investments	99,443	10,922
Net change in unrealized appreciation (depreciation) on investments	22,916,773	27,622,873
Net Increase (Decrease) in Net Assets Resulting from Operations	19,792,427	24,057,621

Change in Net Assets Resulting from Capital Share Transactions
Class I
Proceeds from shares issued	67,695,997	161,808,088
Exchange of Shares	56,528	—
Total Class I Transactions	67,752,525	161,808,088

Class D
Proceeds from shares issued	990,000	743,000
Exchange of shares	17,816	—
Total Class D Transactions	1,007,816	743,000

Class S
Proceeds from shares issued	2,499,275	25,000
Exchange of shares	—	—
Total Class S Transactions	2,499,275	25,000

Class T
Proceeds from shares issued	72,375	25,000
Exchange of shares	(74,344)	—
Total Class T Transactions	(1,969)	25,000

Change in Net Assets Resulting from Capital Share Transactions	71,257,647	162,601,088

Total Increase (Decrease) in Net Assets	91,050,074	186,658,709

Net Assets
Beginning of period	186,658,709	—
End of period	$277,708,783	$186,658,709

*    The Fund commenced operations on November 1, 2022. See Note 1 in the accompanying notes to consolidated financial statements.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Venture and Growth Fund
Consolidated Statement of Cash Flows For the Six Months Ended Semptember 30, 2023 (Unaudited)
Cash Flows From Operating Activities
Net increase (decrease) in net assets resulting from operations	$19,792,427
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(62,527,431)
Distributions received from investments	1,897,564
Net realized gain distributions from investments	(99,443)
Net change in unrealized (appreciation) depreciation on investments	(22,916,773)
(Increase)/Decrease in Assets:
Distributions receivable from investments	(1,427,587)
Due from Adviser	(360,327)
Interest receivable	30,984
Deferred offering costs	188,185
Prepaid expenses and other assets	(4,697)
Increase/(Decrease) in Liabilities:
Incentive fees payable	3,554,012
Management fees payable	166,453
Professional fees payable	30,903
Payable for investments purchased	122,415
Administration fees payable	45,753
Revolving credit facility fees payable	(22,058)
Other accrued expenses	43,441
Net Cash Provided by (Used in) Operating Activities	(61,486,179)

Cash Flows from Financing Activities
Subscriptions received in advance	1,149,300
Proceeds from issuance of shares	71,257,647
Repayments of revolving credit facility	(30,000,000)
Debt issuance costs	(321,774)
Amortization of debt issuance costs	106,983
Net Cash Provided by (Used in) Financing Activities	42,192,156

Net Increase (Decrease) in Cash and Cash Equivalents and Cash Held in Escrow	(19,294,023)

Cash and Cash Equivalents and Cash Held in Escrow
Beginning of Period	130,920,172
End of Period	$111,626,149

End of Period Balances
Cash and cash equivalents	98,311,849
Cash held in escrow	13,314,300
End of Period Balance	$111,626,149

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense and commitment fees	$248,393
Stock distributions received in-kind from investments	$102,487

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Venture and Growth Fund
Consolidated Financial Highlights Class I Shares

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2023 (Unaudited)		For the Period Ended March 31, 2023*
Per Share Operating Performance:
Net Asset Value per share, beginning of period		$30.13	$25.00
Activity from investment operations:
Net investment income (loss)[1]		(0.45)	(0.70)
Net realized gains and change in unrealized appreciation (depreciation) on investments		3.05	5.83
Total from investment operations		2.60	5.13

Net Asset Value per share, end of period		$32.73	$30.13

Net Assets, end of period (in thousands)		$273,254	$185,844

Ratios to average shareholders’ equity:
Net investment income (loss)[2,3]		(1.28)%	(1.74)%

Gross expenses[4]		4.25%	6.18%
Adviser expense (reimbursement)/recoupment		(0.32)%[5]	(1.12)%[5]
Management fees voluntarily waived		(0.45)%[5]	(0.79)%[5]
Net expenses[4]		3.48%	4.27%

Total return[6]		8.63%[7]	20.52%[7]

Portfolio turnover rate[8]		1.49%	0.05%

Senior Securities
Total borrowings (000s)		$—	$30,000
Asset coverage per $1,000 unit of senior indebtedness[9]	$	N/A	$7,222

1    Per share data calculated using average shares outstanding during the period.

2    Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for Organizational Costs which are one time expenses, and Incentive Fees.

3    Net investment income (loss) ratio is calculated including Incentive Fees. If Incentive Fees were excluded, the ratio would have increased by 1.58% for the six months ended September 30, 2023, and 2.90% for the period ended March 31, 2023, resulting in a net investment income ratio of 0.30% for the six months ended September 30, 2023, and 1.16% for the period ended March 31, 2023.

4    Expense ratios have been annualized for periods of less than twelve months, except for Organizational Costs and Incentive Fees. If Incentive Fees had been excluded, the expense ratios would have decreased by 1.58% for the six months ended September 30, 2023 and 2.90% for the period ended March 31, 2023. Expenses do not include expenses from underlying funds in which the Fund invests.

5    Annualized.

6    Total return based on net asset value per share reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges. Total returns would have been lower had expenses not been waived by the Adviser.

7    Not annualized.

8    Represents lesser of purchases of or distributions received from investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.

9    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*    The Fund commenced operations on November 1, 2022. See Note 1 in the accompanying notes to consolidated financial statements.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Venture and Growth Fund
Consolidated Financial Highlights Class D Shares

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2023 (Unaudited)		For the Period Ended March 31, 2023*
Per Share Operating Performance:
Net Asset Value per share, beginning of period		$30.08	$25.00
Activity from investment operations:
Net investment income (loss)[1]		(0.56)	(0.19)
Net realized gains and change in unrealized appreciation (depreciation) on investments		3.06	5.27
Total from investment operations		2.50	5.08

Net Asset Value per share, end of period		$32.58	$30.08

Net Assets, end of period (in thousands)		$1,862	$754

Ratios to average shareholders’ equity:
Net investment income (loss)[2,3]		(2.04)%	(0.33)%

Gross expenses[4]		4.59%	4.92%
Adviser expense (reimbursement)/recoupment		0.11%[5]	(0.75)%[5]
Management fees voluntarily waived		(0.44)%[5]	(0.88)%[5]
Net expenses[4]		4.26%	3.28%

Total return[6]		8.31%[7]	20.32%[7]

Portfolio turnover rate[8]		1.49%	0.05%

Senior Securities
Total borrowings (000s)		$—	$30,000
Asset coverage per $1,000 unit of senior indebtedness[9]	$	N/A	$7,222

1    Per share data calculated using average shares outstanding during the period.

2    Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for Organizational Costs which are one time expenses, and Incentive Fees.

3    Net investment income (loss) ratio is calculated including Incentive Fees. If Incentive Fees were excluded, the ratio would have increased by 1.57% for the six months ended September 30, 2023, and 0.86% for the period ended March 31, 2023, resulting in a net investment income (loss) ratio of (0.47%) for the six months ended September 30, 2023, and 0.53% for the period ended March 31, 2023.

4    Expense ratios have been annualized for periods of less than twelve months, except for Organizational Costs and Incentive Fees. If Incentive Fees had been excluded, the expense ratios would have decreased by 1.57% for the six months ended September 30, 2023 and 0.86% for the period ended March 31, 2023. Expenses do not include expenses from underlying funds in which the Fund invests.

5    Annualized.

6    Total return based on net asset value per share reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges. Total returns would have been higher/lower had expenses not been recouped/waived by the Adviser.

7    Not annualized.

8    Represents lesser of purchases of or distributions received from investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.

9    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*    The Fund commenced operations on November 1, 2022. See Note 1 in the accompanying notes to consolidated financial statements.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Venture and Growth Fund
Consolidated Financial Highlights Class S Shares

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2023 (Unaudited)		For the Period Ended March 31, 2023*
Per Share Operating Performance:
Net Asset Value per share, beginning of period		$30.08	$25.00
Activity from investment operations:
Net investment income (loss)[1]		(0.68)	(0.83)
Net realized gains and change in unrealized appreciation (depreciation) on investments		3.18	5.91
Total from investment operations		2.50	5.08

Net Asset Value per share, end of period		$32.58	$30.08

Net Assets, end of period (in thousands)		$2,560	$30

Ratios to average shareholders’ equity:
Net investment income (loss)[2,3]		(2.86)%	(2.49)%

Gross expenses[4]		5.12%	7.80%
Adviser expense (reimbursement)/recoupment		0.11%[5]	(2.09)%[5]
Management fees voluntarily waived		(0.30)%[5]	(0.78)%[5]
Net expenses[4]		4.93%	4.94%

Total return[6]		8.31%[7]	20.32%[7]

Portfolio turnover rate[8]		1.49%	0.05%

Senior Securities
Total borrowings (000s)		$—	$30,000
Asset coverage per $1,000 unit of senior indebtedness[9]	$	N/A	$7,222

1    Per share data calculated using average shares outstanding during the period.

2    Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for Organizational Costs which are one time expenses, and Incentive Fees.

3    Net investment income (loss) ratio is calculated including Incentive Fees. If Incentive Fees were excluded, the ratio would have increased by 1.31% for the six months ended September 30, 2023, and 3.14% for the period ended March 31, 2023, resulting in a net investment income (loss) ratio of (1.55)% for the six months ended September 30, 2023, and 0.65% for the period ended March 31, 2023.

4    Expense ratios have been annualized for periods of less than twelve months, except for Organizational Costs and Incentive Fees. If Incentive Fees had been excluded, the expense ratios would have decreased by 1.31% for the six months ended September 30, 2023 and 3.14% for the period ended March 31, 2023. Expenses do not include expenses from underlying funds in which the Fund invests.

5    Annualized.

6    Total return based on net asset value per share reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges. Total returns would have been higher/lower had expenses not been recouped/waived by the Adviser.

7    Not annualized.

8    Represents lesser of purchases of or distributions received from investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.

9    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*    The Fund commenced operations on November 1, 2022. See Note 1 in the accompanying notes to consolidated financial statements.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Venture and Growth Fund
Consolidated Financial Highlights Class T Shares

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended September 30, 2023 (Unaudited)		For the Period Ended March 31, 2023*
Per Share Operating Performance:
Net Asset Value per share, beginning of period		$30.08	$25.00
Activity from investment operations:
Net investment income (loss)[1]		(0.55)	(0.83)
Net realized gains and change in unrealized appreciation (depreciation) on investments		3.05	5.91
Total from investment operations		2.50	5.08

Net Asset Value per share, end of period		$32.58	$30.08

Net Assets, end of period (in thousands)		$33	$30

Ratios to average shareholders’ equity:
Net investment income (loss)[2,3]		(2.03)%	(2.49)%

Gross expenses[4]		6.01%	7.80%
Adviser expense (reimbursement)/recoupment		(1.14)%[5]	(2.09)%[5]
Management fees voluntarily waived		(0.51)%[5]	(0.78)%[5]
Net expenses[4]		4.37%	4.94%

Total return[6]		8.31%[7]	20.32%[7]

Portfolio turnover rate[8]		1.49%	0.05%

Senior Securities
Total borrowings (000s)		$—	$30,000
Asset coverage per $1,000 unit of senior indebtedness[9]	$	N/A	$7,222

1    Per share data calculated using average shares outstanding during the period.

2    Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for Organizational Costs which are one time expenses, and Incentive Fees.

3    Net investment income (loss) ratio is calculated including Incentive Fees. If Incentive Fees were excluded, the ratio would have increased by 1.52% for the six months ended September 30, 2023, and 3.14% for the period ended March 31, 2023, resulting in a net investment income (loss) ratio of (0.51%) for the six months ended September 30, 2023, and 0.65% for the period ended March 31, 2023.

4    Expense ratios have been annualized for periods of less than twelve months, except for Organizational Costs and Incentive Fees. If Incentive Fees had been excluded, the expense ratios would have decreased by 1.52% for the six months ended September 30, 2023 and 3.14% for the period ended March 31, 2023. Expenses do not include expenses from underlying funds in which the Fund invests.

5    Annualized.

6    Total return based on net asset value per share reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges. Total returns would have been lower had expenses not been waived by the Adviser.

7    Not annualized.

8    Represents lesser of purchases of or distributions received from investments for the period divided by the average monthly fair value of investments during the period. Result is not annualized.

9    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

*    The Fund commenced operations on November 1, 2022. See Note 1 in the accompanying notes to consolidated financial statements.

The accompanying notes are an integral part of these consolidated financial statements.

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited)
1. Organization

StepStone Private Venture and Growth Fund (“Fund”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on March 4, 2022 (“Inception”) and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund is offered to investors who are qualified clients within the meaning of Rule 205-3 under the Investment Advisers Act of 1940 and are accredited investors within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. The Fund commenced operations on November 1, 2022 (“Commencement of Operations”).

The Fund offers Class I Shares, Class D Shares, Class S Shares and Class T Shares (together, “Shares”) to eligible investors (“Shareholders”). The Shares will be offered in a continuous registered public offering with subscriptions accepted on a monthly basis at the then-current-month net asset value (“NAV”) per share, adjusted for sales load, if applicable. The Fund may, from time to time, offer to repurchase Shares pursuant to written repurchase offers. Repurchases will be made at such times, in such amounts and on such terms as determined by the Fund’s Board of Trustees (“Board”).

The Board provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group LP (“StepStone”) serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets. StepStone Group Private Wealth LLC is a wholly owned subsidiary of StepStone.

The Fund’s investment objective is to achieve long-term capital appreciation by investing in venture capital and growth equity assets, along with other private assets, (“Private Market Assets”) focused on the innovation economy, the most dynamic companies, technologies and sectors identified by StepStone as benefiting from attractive secular trends.

2. Summary of Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the consolidated financial statements.

Basis of Consolidation

The consolidated financial statements include the accounts of subsidiaries wholly-owned by the Fund: SPRING I LLC (Series A and Series B), a Delaware limited liability company, as well as SPRING Cayman LLC and SPRING Cayman II LLC (together, “SPRING Cayman”), which are limited liability companies registered in the Cayman Islands. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Changes in the economic environment, financial markets and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Net Asset Value Determination

The NAV of the Fund is determined as of the close of business on the last business day of each calendar month, each date the Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board determines (each, a “Determination Date”). In determining NAV, the Fund’s investments are valued as of the relevant

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses allocated to Shares based on the relative net assets of each class to the total net assets of the Fund, each determined as of the relevant Determination Date.

Valuation of Investments

The Fund’s investments are valued as of each Determination Date at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements (“ASC 820”). The Board has adopted valuation policies and procedures (“Valuation Procedures”) and has appointed a pricing committee (“Pricing Committee”) made up of voting members from the Adviser to manage the valuation process of the Fund. The Pricing Committee utilizes the resources and personnel of the Adviser, the Sub-Adviser and the Fund’s sub-administrator in carrying out its responsibilities. The Board must determine fair value in good faith for all Fund investments and has chosen to designate the Adviser to perform the fair value determinations.

Investments held by the Fund in Private Market Assets include secondary purchases of existing investments in (i) individual operating companies or assets and (ii) private investment funds (together, “Secondary Investments”), investments in private funds actively fundraising (“Primary Investment Funds”) and investments in individual operating companies (“Primary Direct Investments”). These types of investments normally do not have readily available market prices and therefore will be fair valued according to the Valuation Procedures at each Determination Date. The Valuation Procedures require evaluation of all relevant information reasonably available to the Adviser at the time the Fund’s investments are valued. Valuations of Private Market Assets are inherently subjective and at any point in time may differ materially from the ultimate value, if any, realized on the investment.

Ordinarily, the fair value of the Fund’s investment in a Secondary Investment or a Primary Investment Fund is based on the net asset value of the investment reported by its investment manager. If the Adviser determines that the most recent net asset value reported by the investment manager does not represent fair value or if the investment manager fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such investment at the net asset value last reported by its investment manager, or whether to adjust such net asset value to reflect a premium or discount (adjusted net asset value). The net asset values or adjusted net asset values are net of management fees and performance/incentive fees (carried interest) payable pursuant to the respective organizational documents of the investment.

In assessing the fair value of the Fund’s Primary Direct Investments in accordance with the Valuation Procedures, the Adviser uses a variety of methods such as earnings and multiple analysis, discounted cash flow analysis and market data from third party pricing services. The Adviser takes into account the following factors in determining the fair value of a Primary Direct Investment: latest round of financing, company operating performance, market-based multiples, potential merger and acquisition activity and any other material information that may impact investment fair value.

In certain circumstances, the Adviser may determine that cost best approximates the fair value of a particular Private Market Asset. The Fund will generally value its investments that are traded or dealt in upon one or more securities exchanges and for which market quotations are readily available at the last quoted sales price on the primary exchange, or at the mean between the current bid and ask prices on the primary exchange, as of the Determination Date.

The Sub-Adviser and one or more of its affiliates acts as investment adviser to clients other than the Fund. However, the value attributed to a Private Market Asset held by the Fund and the value attributed to the same Private Market Asset held by another client of the Sub-Adviser or one of its affiliates might differ as a result of differences in accounting, regulatory, timing and other factors applicable to the Fund when compared to such other client.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates on the Determination Date. Purchases and sales of foreign investments, income and expenses are converted into

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

U.S. dollars based on currency exchange rates prevailing on the date of the relevant transaction. The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from fluctuations in the fair value of investments. Such fluctuations are included within the net realized gain distributions from investments and foreign currency transactions and the net change in unrealized appreciation (depreciation) on investments and foreign currency translation in the Consolidated Statement of Operations. As of September 30, 2023, the Fund held one Primary Direct Investment denominated in a foreign currency.

Realized Gains on Investments, Interest Income and Dividend Income

Distributions received from Secondary Investments, Primary Investment Funds and Primary Direct Investments occur at irregular intervals and the exact timing of the distributions cannot be determined. The classification of distributions received in cash or in-kind, including return of capital, realized gains, interest income and dividend income, is based on information received from the investment manager of the Secondary Investments, Primary Investment Funds or Primary Direct Investments. Dividend income and interest income are recorded on an accrual basis.

Fund Expenses

The Fund bears all expenses incurred in the course of its operations including, but not limited to, the following: all fees and expenses of the Private Market Assets in which the Fund invests (“Acquired Fund Fees”), management fees, incentive fees, fees and expenses associated with a credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses are subject to an expense limitation agreement (“Expense Limitation and Reimbursement Agreement” as further discussed in Note 4). Expenses are recorded on an accrual basis and allocated pro-rata to Shares based upon average net assets to total net assets at each Determination Date. Closing costs associated with the purchase of Secondary Investments, Primary Investment Funds and Primary Direct Investments are included in the cost of the investment.

Federal Income Taxes

For U.S. federal income tax purposes, the Fund has elected to be treated, and intends to qualify annually, as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to Shareholders each year and by meeting certain diversification and income requirements with respect to investments. If the Fund were to fail to meet the requirements to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions of earnings and profits would be taxable to Shareholders as ordinary income.

The Fund’s tax year is the 12-month period ending September 30. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2023, the 2023 tax year is subject to examination by the major tax jurisdictions under the statute of limitations (generally, the three prior taxable years).

Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes under U.S. GAAP. Differences may be permanent or temporary. Permanent differences, including book/tax differences relating to Shareholder distributions, are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities due to temporary book/tax differences. These amounts will be finalized before filing the Fund’s federal tax return.

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

SPRING I LLC, a wholly-owned subsidiary of the Fund, is a domestic limited liability company that has elected to be treated as a C-corporation for federal and state income tax purposes and is required to account for its estimate of income taxes through the establishment of a deferred tax asset or liability. The Fund recognizes deferred income taxes for temporary differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. To the extent SPRING I LLC has a deferred tax asset, consideration is given to whether or not a valuation allowance is required.

The SPRING Cayman subsidiaries, wholly-owned by the Fund, are not subject to U.S. federal and state income taxes and are treated as entities disregarded as separate from their sole owner, the Fund, for U.S. federal income tax purposes.

Organizational and Offering Costs

During the period from Inception through the Commencement of Operations, the Fund incurred organizational costs of $0.1 million. The organizational costs paid by the Adviser will be reimbursed by the Fund in accordance with the Expense Limitation and Reimbursement Agreement. Organizational costs consist primarily of costs to establish the Fund and enable it to legally conduct business. The Fund expensed organizational costs as incurred.

During the period from Inception through the Commencement of Operations, the Fund incurred offering costs of $0.3 million. Offering costs are treated as deferred charges and, upon Commencement of Operations, amortized over a 12-month period using the straight-line method. During the six months ended September 30, 2023, the Fund amortized offering costs of $0.2 million which is included in the Consolidated Statement of Operations. Offering costs paid by the Adviser will be reimbursed by the Fund in accordance with the Expense Limitation and Reimbursement Agreement. Offering costs consist primarily of legal fees, filing fees and printing costs in connection with the preparation of the registration statement and related filings. The Fund will continue to incur offering costs due to its continuously offered status.

Cash and Cash Equivalents

Cash and cash equivalents include monies on deposit with UMB Bank N.A. (”UMB Bank”), the Fund’s custodian, investments in UMB Bank demand deposits and the Fidelity Investments Money Market Government Portfolio — Class I mutual fund. Bank demand deposits provide an interest-bearing account for short-term investment purposes. The money market mutual fund invests primarily in government securities and other short-term, highly liquid instruments with low risk of loss and is recorded at NAV per share, which approximates fair value. Deposits, at times, may exceed the insurance limit guaranteed by the Federal Deposit Insurance Corporation. The Fund has not experienced any losses on deposits and does not believe it is exposed to significant credit risk on such deposits. There are no restrictions on the cash held by UMB Bank on the Fund’s behalf.

Cash Held in Escrow

Cash held in escrow represents restricted monies received in advance of the effective date of a Shareholder’s subscription. The monies are on deposit with UMB Bank, under the authorization of UMB Fund Services, Inc. (the Fund’s transfer agent, as described in Note 5) and are released from escrow upon the determination of NAV as of the effective date of the subscription. The liability for subscriptions received in advance is included in the Consolidated Statement of Assets and Liabilities.

Recently Adopted Regulatory Matters

On October 28, 2020, the Securities and Exchange Commission (“SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework used by funds to comply with Section 18 of the

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is a limited user of derivatives as specified in the rule. The Fund implemented Rule 18f-4 at the Commencement of Operations.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund implemented Rule 2a-5 at the Commencement of Operations. The Board designated the Adviser as the party responsible for determination of fair values related to any or all Fund investments.

3. Fair Value Measurements

U.S. GAAP, ASC 820, defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short-term investment vehicles.

Level 2: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level 2 include corporate bonds and loans and less liquid and restricted equity securities.

Level 3: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

In accordance with ASC 820, certain portfolio investments fair valued using net asset value or adjusted net asset value (or its equivalent), adjusted for cash flows, as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $140.7 million are excluded from the fair value hierarchy as of September 30, 2023.

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
3. Fair Value Measurements (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s investments classified by fair value hierarchy as of September 30, 2023:

	Level 1	Level 2	Level 3	Investments Valued at NAV or Adjusted NAV	Total
Primary Direct Investments	$—	$—	$27,529,196	$—	$27,529,196
Secondary Investments	—	—	13,560,701	140,712,948	154,273,649
Cash Equivalents	30,673,467	—	—	—	30,673,467
Total Investments	$30,673,467	$—	$41,089,897	$140,712,948	$212,476,312

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Primary Direct Investments	Secondary Investments	Total Investments
Balance as of March 31, 2023	$8,166,499	$14,638,611	$22,805,110
Transfers into Level 3	—	—	—
Purchases	19,427,925	13,560,701	32,988,626
Distributions from Investments	—	—	—
Net Realized Gain (Loss)	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(65,228)	—	(65,228)
Transfers out of Level 3	—	(14,638,611)	(14,638,611)
Balance as of September 30, 2023	$27,529,196	$13,560,701	$41,089,897

Net Change in Unrealized Appreciation (Depreciation) on investments held at the end of the reporting period	$(65,228)	$—	$(65,228)

Changes in inputs or methodologies used for valuing investments, including timing of reported net asset values of Secondary Investments and Primary Direct Investments reported by their investment managers, may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be indicative of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2023:

Investment Type	Fair Value as of September 30, 2023	Valuation Technique(s)	Unobservable Input(1)	Single Input or Range of Inputs	Weighted Average of Input	Impact to Valuation from an Increase in Input
Primary Direct Investments	$27,529,196	Recent transaction	Recent transaction price	N/A	N/A	N/A
Secondary Investments	$13,560,701	Recent transaction	Recent transaction price	N/A	N/A	N/A

(1)    The Adviser considers relevant indications of value that are reasonably and timely available in determining the fair value to be assigned to a particular security, such as the type, cost and recent purchases or sales of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities;

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
3. Fair Value Measurements (continued)

conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair value pricing involves subjective judgements, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

4. Investment Adviser and Transactions with Affiliates

In consideration of its services to the Fund, the Adviser is entitled to a management fee (“Management Fee”) equal to 1.50% on an annualized basis of the Fund’s net assets. The Management Fee is computed monthly and payable monthly in arrears. The Adviser pays the Sub-Adviser 50% of the Management Fee.

The Adviser voluntarily agreed to waive (i) 0.75% of its 1.50% Management Fee, thereby reducing the Management Fee to an annualized rate of 0.75% of the Fund’s net asset value, effective from November 1, 2022 until April 30, 2023; (ii) 0.50% of its 1.50% Management Fee, thereby reducing the Management Fee to an annualized rate of 1.00% of the Fund’s net asset value, effective from May 1, 2023 until July 31, 2023; and (iii) 0.25% of its 1.50% Management Fee, thereby reducing the Management Fee to an annualized rate of 1.25% of the Fund’s net asset value, effective from August 1, 2023 until October 31, 2023. The Adviser may, in its sole discretion and at any time (including prior to October 31, 2023), elect to extend, terminate or modify its temporary waiver upon written notice to the Fund. For the six months ended September 30, 2023, the Adviser earned $1.7 million in Management Fees of which $0.5 million was waived and $0.3 million was payable as of September 30, 2023.

At the end of each calendar month, the Adviser is entitled to accrue an incentive fee (“Incentive Fee”) in an amount equal to 15% of the excess, if any, of (i) the net profits of the Fund for the relevant month over (ii) the then balance, if any, of the loss recovery account. The Incentive Fee is incorporated in the Fund’s monthly NAV and paid annually at the end of the calendar year to the Adviser to the extent it is earned. The Adviser pays 60% of the Incentive Fee to the Sub-Adviser each year. For the six months ended September 30, 2023, the Adviser accrued $3.6 million in Incentive Fees and $4.8 million was payable as of September 30, 2023.

For the purposes of the Incentive Fee, net profits (“Net Profits”) means the amount by which the NAV of the Fund on the last day of the relevant month exceeds the NAV of the Fund as of the beginning of the same month, including any net change in unrealized appreciation or depreciation of investments, realized income and gains or losses, expenses (including offering and organizational expenses) and excluding Shareholder subscriptions and repurchases. The Fund maintains a memorandum account (“Loss Recovery Account”) which will have an initial balance of zero and will be increased upon the close of each calendar month by the amount of the net losses of the Fund for the month and decreased (but not below zero) upon the close of each calendar month by the amount of the Net Profits of the Fund for the month. The Loss Recovery Account takes into account the Fund’s performance since inception and is also referred to as a life-to-date high-water mark. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings in the Fund. As of September 30, 2023, the balance in the Loss Recovery Account was $0.

The Adviser serves as the Fund’s administrator (“Administrator”) pursuant to an administration agreement (“Administration Agreement”) under which the Administrator provides administrative, accounting and other services. Pursuant to the Administration Agreement, the Fund pays the Administrator an administration fee (“Administration Fee”) fee equal to 1/12th of an applicable annual fee ranging from 0.08% to 0.23%, based upon the Fund’s net assets as of each month-end, payable monthly in arrears. For the six months ended September 30, 2023, the Administrator earned $0.2 million in Administration Fees of which $0.0 million was payable as of September 30, 2023.

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term beginning with the Commencement of Operations and ending on the one-year anniversary thereof (“Limitation Period”). The Adviser may extend the Limitation Period for a period of one year on an annual basis. On May 25, 2023, the Board approved the extension of the Limitation Period through September 30, 2024. The Expense Limitation and Reimbursement Agreement limits the amount of the Fund’s aggregate monthly ordinary operating expenses, excluding certain specified expenses (“Specified Expenses”), borne by the Fund during the Limitation Period to an amount not to exceed 0.50% for Class I Shares and 1.00% for Class D, S and T Shares, on an annualized basis, of the Fund’s month-end

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
4. Investment Adviser and Transactions with Affiliates (continued)

net assets (“Expense Cap”). Specified Expenses that are not covered by the Expense Limitation and Reimbursement Agreement include: (i) the Management Fee; (ii) Acquired Fund Fees; (iii) the Incentive Fee; (iv) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of Private Market Assets and other investments; (v) interest payments incurred on borrowing by the Fund; (vi) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (vii) distribution and shareholder servicing fees, as applicable; (viii) taxes; and (ix) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence.

If the Fund’s aggregate monthly ordinary operating expenses, in respect of any class of Shares for any month, exceeds the Expense Cap applicable to that class of Shares, the Adviser will waive its Management Fee, Incentive Fee and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement. To the extent that the Adviser waives its Management Fee and/or Incentive Fee, reimburses expenses to the Fund or pays expenses directly on behalf of the Fund, it is permitted to recoup from the Fund any such amounts for a period not to exceed three years from the month in which such fees and expenses were waived, reimbursed, or paid, even if such recoupment occurs after the termination of the Limitation Period. However, the Adviser may only recoup the waived fees, reimbursed expenses or directly paid expenses in respect of the applicable class of Shares if the ordinary operating expenses have fallen to a level below the relevant Expense Cap and the recouped amount does not raise the level of ordinary operating expenses in respect of a class of Shares in the month of recoupment to a level that exceeds any Expense Cap applicable at that time.

Since Inception and for the six months ended September 30, 2023, expenses in excess of the Expense Cap subject to recoupment under the Expense Limitation and Reimbursement Agreement combined for all share classes were $1.0 million and $0.4 million, respectively. The Consolidated Statement of Assets and Liabilities includes a Due from Adviser of $0.7 million as of September 30, 2023 for the net of expenses paid by the Adviser and expenses in excess of the Expense Cap.

5. Sub-Administrator, Custodian and Transfer Agent

From the proceeds of the Administration Fee, the Administrator pays UMB Fund Services, Inc. (“Sub-Administrator”) a sub-administration fee to perform certain administrative and accounting services for the Fund on behalf of the Administrator. The sub-administration fee, pursuant to a sub-administration agreement and a fund accounting agreement, is paid monthly by the Administrator and is based upon the NAV of the Fund, subject to an annual minimum.

UMB Bank serves as the Fund’s custodian (“Custodian”) pursuant to a custody agreement. As the Custodian, UMB Bank holds the Fund’s domestic assets. Foreign assets are held by sub-custodians. For the six months ended September 30, 2023, the Custodian earned $18,230 in custody fees of which $1,475 was payable as of September 30, 2023.

UMB Fund Services, Inc. serves as the Fund’s transfer agent (“Transfer Agent”) pursuant to a transfer agency agreement. The Transfer Agent, among other things, receives and processes purchase orders, effects issuance of Shares, prepares and transmits payments for distributions, receives and processes repurchase offers and maintains records of account. For the six months ended September 30, 2023, the Transfer Agent earned $41,352 in transfer agent fees of which $50,720 was payable as of September 30, 2023.

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
6. Distribution and Shareholder Servicing Plan

UMB Distribution Services, LLC serves as the Fund’s distributor (“Distributor”) pursuant to a distribution agreement. The Distributor distributes the Shares of the Fund, in compliance with Rule 12b-1 under the Investment Company Act. The Distributor is authorized to enter into Sub-Distribution Agreements with brokers, dealers and certain RIAs and other financial intermediaries to effect the distribution of Shares of the Fund. The Fund pays a monthly distribution and shareholder servicing fee out of the net assets of Class S Shares and Class T Shares at the annual rate of 0.85% of the aggregate NAV of each Class S Shares and Class T Shares. The Fund pays a monthly shareholder servicing fee out of the net assets of Class D Shares at the annual rate of 0.25% of the aggregate NAV of Class D Shares. Distribution and shareholder servicing fees are calculated as of the last day of each calendar month (including any assets in respect of Shares that will be repurchased by the Fund on such date). Class I Shares are not subject to a distribution and shareholder servicing fee. For the six months ended September 30, 2023, distribution and shareholder servicing fees incurred are disclosed on the Consolidated Statement of Operations.

Prior to close of business on June 1, 2023, Foreside Financial Services, LLC served as the Fund’s distributor.

7. Revolving Credit Facility

Effective February 6, 2023, the Fund entered into a revolving credit agreement (“Credit Facility”), as amended from time to time, with Texas Capital Bank allowing the Fund to borrow up to $40.0 million (“Commitment”). On September 7, 2023, the Credit Facility was amended and the Commitment increased from $40.0 million to $60.0 million to include a syndicate of lenders. The purpose of the Credit Facility is to provide short-term working capital, primarily to bridge the timing of the Fund’s acquisition of Private Market Assets in advance of the receipt of investor subscriptions. The Commitment termination date is February 6, 2026. When borrowing on the Credit Facility, the Fund can select a “Base Rate Borrowing” or “Term SOFR Borrowing” (each a “Loan Type”). The interest rate associated with each Loan Type will be determined at the time of such borrowing and is comprised of a reference rate plus an applicable margin of 2.50% for Base Rate Borrowings or 3.50% for Term SOFR Borrowings. The average interest rate on short-term borrowings during the six months ended September 30, 2023 was 7.76%. The Credit Facility has an unused fee of 0.40% per annum on the average daily unused balance when the current outstanding balance equals or exceeds 25% of the maximum principal amount available and 0.60% per annum otherwise. In conjunction with the Credit Facility, the Fund incurred an upfront fee of 0.40% which is being amortized in the Consolidated Statement of Operations over the three-year term of the Credit Facility. For the six months ended September 30, 2023, expenses charged to the Fund related to the Credit Facility were $0.3 million. The average daily short-term borrowings outstanding during the six months ended September 30, 2023 were $0.5 million.

The following table provides a summary of the key characteristics of the Credit Facility as of September 30, 2023:

Current Balance (in millions)	$0.0
Maximum Principal Amount Available (in millions)	$60.0
Inception Date	February 6, 2023
Maturity Date	February 6, 2026
Unused Fee(1)	0.40% – 0.60% per annum

(1)    The Fund is charged a fee on the daily average unused amount of the Credit Facility

8. Commitments and Contingencies

As of September 30, 2023, the Fund has contractual unfunded commitments to provide additional funding of $15.1 million to certain investments. The commitments to investments are subject to certain terms and conditions prior to closing of the relevant transactions. There can be no assurance that such transactions will close as expected or at all.

ASC 460-10, Guarantees — Overall, requires entities to provide disclosure and, in certain circumstances, recognition of guarantees and indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of indemnification arrangements. The Fund’s exposure under these arrangements, if any, cannot be quantified. However, the Fund has not had claims or losses pursuant to these indemnification arrangements and expects the potential for a material loss to be remote.

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
8. Commitments and Contingencies (continued)

The Fund may, from time to time, be party to various legal matters arising in the ordinary course of business, including claims and litigation proceedings. Although the ultimate outcome of the foregoing matters, if any, cannot be ascertained at this time, it is the opinion of the Adviser, after consultation with counsel, that the resolution of such matters would not have a material adverse effect on the Fund’s consolidated financial statements.

9. Capital Share Transactions

The Fund offers four separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares, Class S Shares and Class T Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $50,000. The minimum initial investment may be reduced at the Adviser’s discretion. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50% and investors purchasing Class D Shares may be charged a sales load up to a maximum of 1.50%. Investors purchasing Class I Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar month at the Fund’s then-current NAV per share (determined as of the close of business on the last business day of the immediately preceding month).

The following table summarizes the Capital Share transactions for the six months ended September 30, 2023 and the period ended March 31, 2023:
	For the Six Months Ended September 30, 2023		For the Period Ended March 31, 2023*
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I
Proceeds from shares issued	2,180,319	$67,695,997	6,167,112	$161,808,088
Exchange of shares	1,734	56,528	—	—
Net Increase (Decrease)	2,182,053	$67,752,525	6,167,112	$161,808,088
Class D
Proceeds from shares issued	31,421	$990,000	25,073	$743,000
Exchange of shares	660	17,816	—	—
Net Increase (Decrease)	32,081	$1,007,816	25,073	$743,000
Class S
Proceeds from shares issued	77,591	$2,499,275	1,000	$25,000
Exchange of shares	—	—	—	—
Net Increase (Decrease)	77,591	$2,499,275	1,000	$25,000
Class T
Proceeds from shares issued	2,401	$72,375	1,000	$25,000
Exchange of shares	(2,401)	(74,344)	—	—
Net Increase (Decrease)	—	$(1,969)	1,000	$25,000

*    The Fund commenced operations on November 1, 2022.

Beginning no later than the first calendar quarter of 2024, the Adviser intends to recommend to the Board, subject to the Board’s discretion, that the Fund offer a quarterly share repurchase program where the total aggregate amount of Share repurchases will be up to 2.50% of the Fund’s outstanding Shares. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
9. Capital Share Transactions (continued)

may repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. Any repurchase of Shares which have been held for less than one year by a Shareholder, as measured through the date of redemption, will be subject to an early repurchase fee equal to 2.00% of the NAV of the Shares repurchased by the Fund. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion.

10. Dividend Reinvestment Plan

Pursuant to the dividend reinvestment plan (“DRIP”) established by the Fund, each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and all income and/or capital gains dividend distributions will automatically be reinvested in additional Shares unless such Shareholder specifically elects to receive all income and/or capital gain dividends in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 45 days prior to a distribution, the request will be effective only with respect to distributions after the 45-day period.

11. Investment Transactions

For the six months ended September 30, 2023, purchases of Secondary Investments and Primary Direct Investments totaled $43.1 million and $19.4 million, respectively, and total proceeds received from investments that represented return of capital distributions were $1.8 million.

12. Tax Information

The Fund has temporary differences primarily due to timing of the amortization of organizational and offering costs and differences between book and tax treatment of partnership and passive foreign investment company investments.

As of September 30, 2023, the Fund had no permanent book to tax differences.

For the tax year ended September 30, 2023, the Fund’s tax components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income	$—
Accumulated capital and other losses	4,032,998
Undistributed long-term capital gains	—
Net tax appreciation (depreciation)	50,389,317
Total distributable earnings	$54,422,315

As of September 30, 2023, the Fund’s deferred, on a tax basis, qualified late year losses are as follows:

Ordinary income	$4,032,998
Net capital	$—

As of September 30, 2023, the federal tax cost of investments and unrealized appreciation (depreciation) are as follows:

Gross unrealized appreciation	$58,024,140
Gross unrealized depreciation	(76,792)
Net unrealized appreciation (depreciation) on investments	$57,947,348
Tax cost of investments	$123,855,497

StepStone Private Venture and Growth Fund
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
12. Tax Information (continued)

SPRING I LLC did not record a provision for income tax expense for the six months ended September 30, 2023 as the subsidiary did not recognize net investment income or realized and unrealized gains (losses) on investments during the period.

In accounting for income taxes, the Fund follows the guidance in ASC Topic 740, Accounting for Uncertainty in Income Taxes (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management has concluded there were no uncertain tax positions as of September 30, 2023 for federal income tax purposes or in the Fund’s state and local tax jurisdictions. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as tax expense in the Consolidated Statement of Operations. For the six months ended September 30, 2023, the Fund did not incur any interest or penalties. The Fund did not have any unrecognized tax benefits as of September 30, 2023.

13. Risk Factors

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

14. Subsequent Events

Effective October 2, 2023 and November 1, 2023, there were additional subscriptions into the Fund in the amounts of $13.3 million and $23.4 million, respectively.

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. The Adviser has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements or the accompanying notes.

StepStone Private Venture and Growth Fund
Other Information September 30, 2023 (Unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (704) 215-4300 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (888) 882-8212 or by accessing the Fund’s Form N-PX on the SEC’s website at sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov. or without charge and upon request by calling the Fund at (704) 215-4300.

Investment Adviser
StepStone Group Private Wealth LLC
128 S Tryon St., Suite 1600
Charlotte, NC 28202
www.stepstonepw.com

Investment Sub-Adviser
StepStone Group LP
4225 Executive Square Suite 1600
La Jolla, CA 92037
Phone: (858) 558-9700

Custodian
UMB Bank, N.A.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Sub-Administrator, Transfer Agent and Sub-Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor
UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, WI 53212-3949

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, NY 10001

(b)    Not applicable.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

(b)    Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Not applicable for semi-annual report.

(b)    Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of trustees during the period covered by this report.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)     The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.  DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13.  EXHIBITS.

(a)(1)	Not applicable for semi-annual report.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StepStone Private Venture and Growth Fund

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)

Date	December 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)

Date	December 7, 2023

By (Signature and Title)*	/s/ Kimberly S. Zeitvogel
Kimberly S. Zeitvogel, Treasurer
(Principal Financial Officer)

Date	December 7, 2023

____________

*        Print the name and title of each signing officer under his or her signature.